Revenue - Customer Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Revenue	$ 850,194	$ 900,141
Customer 1
Statement Line Items [Line Items]
Revenue	101,593	142,841
Customer 2
Statement Line Items [Line Items]
Revenue	190,705	127,942
Customer 3
Statement Line Items [Line Items]
Revenue	130,340	116,705
Customers exceeding 10% of revenue
Statement Line Items [Line Items]
Revenue	$ 422,638	$ 387,488
Percentage of entity's revenue	49.70%	43.00%